Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ 20,008	$ 28,835
Subtotal - Assets	0	0
Subtotal - Liabilities	20,008	28,835
Derivatives not designated as hedging instruments
Subtotal - Assets	581	1,755
Subtotal - Liabilities	14,733	18,193
Total derivatives - Assets	581	1,755
Total derivatives - Liabilites	34,741	47,028
Current portion of financial instruments - Fair value [Member]
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	13,826	20,421
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	7,911	8,807
Bunker swaps - Asset Derivatives - Fair Value	581	1,755
Bunker swaps - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,182	8,414
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	$ 6,822	$ 9,386